Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 299	$ 266
Foreign currency translation adjustment	(462)	32
Unrealized gains (losses) on net investment hedges	97	(49)
Cash flow hedges
Net derivative gains (losses)	10	11
Less: reclassification adjustment for losses (gains) included in income	8	11
Net effects of cash flow hedges	18	22
Unrealized gains on available-for-sale investment
Unrealized gain (loss) arising during the period	5	3
Less: reclassification adjustment for (gains) recognized in income	(1)	(4)
Net unrealized holding gains (losses)	4	(1)
Net change in unrecognized pension and post-retirement benefit obligation	44	12
Other equity method reclassification adjustment	0	(46)
Other comprehensive income (loss)	(299)	(30)
Comprehensive income (loss)	0	236
Comprehensive income (loss) attributable to non-controlling interest	0	8
Comprehensive Income of Emera Incorporated	$ 0	$ 228